Consolidated Statements of Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Loss) gain on discontinued operations, related tax (benefit) expense	$ (320)	$ 2,207	$ (1,570)